Tyco International Finance S.A. (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Increase (decrease) investment in subsidiaries restructuring			$ 3,063		$ (117)
Statements of Operations
Net revenue	10,114	[1],[2],[3],[4]	9,924	[1],[2],[3],[4]	10,099	[1],[2],[3],[4]
Cost of product sales and services	6,445		6,344		6,614
Cost of services	2,413		2,411		2,462
Selling, general and administrative expenses	2,832		2,816		2,747
Separation costs	8		71		0
Restructuring, asset impairment and divestiture charges, net	131		118		(149)
Operating income	698		575		887
Interest income	16		18		26
Interest expense	(100)		(209)		(240)
Other (expense) income, net	(29)		(454)		(5)
Equity in net (loss) income of subsidiaries	0		0		0
Intercompany interest and fees	0		0		0
Income (loss) from continuing operations before income taxes	585		(70)		668
Income tax (expense) benefit	(108)		(320)		(112)
Equity loss in earnings of unconsolidated subsidiaries	(48)		(26)		(12)
Income (loss) from continuing operations	429		(416)		544
Income from discontinued operations, net of income taxes	104		887		1,176
Net income	533		471		1,720
Less: noncontrolling interest in subsidiaries net (loss) income	(3)		(1)		1
Net income attributable to Tyco common shareholders	536		472		1,719
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	678		542		491
Net cash provided by discontinued operating activities	172		2,044		1,937
Cash Flows From Investing Activities:
Capital expenditures	(271)		(295)		(273)
Proceeds from disposal of assets	5		4		5
Acquisition of businesses, net of cash acquired	(229)		(217)		(353)
Acquisition of dealer generated customer accounts and bulk account purchases	(19)		(23)		(32)
Divestiture of businesses, net of cash divested	17		(5)		709
Intercompany dividend from subsidiary	0		0		0
Net increase in intercompany loans	0		0		0
(Increase) decrease in investment in subsidiaries	0		0		0
Net (increase) decrease in investments	(45)		41		26
Purchases of investments	(227)		(87)		(157)
Increase in restricted cash	(8)		(2)		(8)
Other	4		27		(37)
Net cash used in investing activities	(546)		(470)		37
Net cash used in discontinued investing activities	(109)		(1,316)		(1,103)
Cash Flows From Financing Activities:
Net repayments of debt			(3,022)		(36)
Repayments of Debt	(30)
Proceeds from issuance of long-term debt	0		19		497
Proceeds from exercise of share options	153		226		124
Dividends paid	(288)		(461)		(458)
Intercompany dividend to parent	0				0
Repurchase of common shares by treasury	(300)		(500)		(1,300)
Net intercompany loan borrowings (repayments)	0		0		0
Increase in equity from parent	0		0		0
Transfer from (to) discontinued operations	93		3,321		798
Other	(30)		(25)		6
Net cash used in financing activities	(402)		(461)		(866)
Net cash used in discontinued financing activities	(93)		(298)		(865)
Effect of currency translation on cash	(11)		4		(4)
Effect of currency translation on cash related to discontinued operations	0		4		(2)
Net (decrease) increase in cash and cash equivalents	(311)		49		(375)
Net (increase) decrease in cash and cash equivalents related to discontinued operations	(30)		434		(33)
Decrease in cash and cash equivalents from deconsolidation of variable interest entity	0		0		(10)
Cash and cash equivalents at beginning of period	844		1,229		1,581
Cash and cash equivalents at end of period	563		844		1,229
Tyco International Ltd.
Statements of Operations
Selling, general and administrative expenses	11		15		32
Separation costs	3		3
Restructuring, asset impairment and divestiture charges, net	0		1		3
Operating income	(14)		(19)		(35)
Interest income	2
Interest expense	(1)
Other (expense) income, net	(31)		(4)		(7)
Equity in net (loss) income of subsidiaries	(12,666)		913		2,863
Intercompany interest and fees	13,248		(412)		(1,098)
Income (loss) from continuing operations before income taxes	538		478		1,723
Income tax (expense) benefit	(2)		(2)		(4)
Income (loss) from continuing operations	536		476		1,719
Income from discontinued operations, net of income taxes	0		(4)
Net income	536		472		1,719
Net income attributable to Tyco common shareholders	536		472		1,719
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(251)		(467)		(7,090)
Cash Flows From Investing Activities:
Divestiture of businesses, net of cash divested			0		35
Intercompany dividend from subsidiary			0		6,347
(Increase) decrease in investment in subsidiaries	0		(495)		4,773
Net cash used in investing activities	0		(495)		11,155
Cash Flows From Financing Activities:
Dividends paid	(288)		(461)		(458)
Repurchase of common shares by treasury			0		(500)
Net intercompany loan borrowings (repayments)	449		1,423		(3,126)
Transfer from (to) discontinued operations	90
Other			0		19
Net cash used in financing activities	251		962		(4,065)
Tyco International Finance S.A.
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of subsidiary	100.00%
Statements of Operations
Selling, general and administrative expenses	1		15		12
Separation costs	0		1
Operating income	(1)		(16)		(12)
Interest expense	(95)		(204)		(237)
Other (expense) income, net	0		(453)		0
Equity in net (loss) income of subsidiaries	575		1,065		2,809
Intercompany interest and fees	122		282		337
Income (loss) from continuing operations before income taxes	601		674		2,897
Income tax (expense) benefit	(2)		(2)		(25)
Income (loss) from continuing operations	599		672		2,872
Net income	599		672		2,872
Net income attributable to Tyco common shareholders	599		672		2,872
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	452		3,542		1,739
Cash Flows From Investing Activities:
Intercompany dividend from subsidiary	32		409		9
Net increase in intercompany loans	(431)		(1,119)		(1,703)
(Increase) decrease in investment in subsidiaries	8		207		(9)
Other			0		(12)
Net cash used in investing activities	(391)		(503)		(1,715)
Cash Flows From Financing Activities:
Net repayments of debt			(3,039)		(19)
Repayments of Debt	0
Transfer from (to) discontinued operations	(61)
Other			0		(5)
Net cash used in financing activities	(61)		(3,039)		(24)
Other Subsidiaries
Statements of Operations
Net revenue	10,114		9,924		10,099
Cost of product sales and services	6,445		6,344		6,614
Selling, general and administrative expenses	2,820		2,786		2,703
Separation costs	5		67
Restructuring, asset impairment and divestiture charges, net	131		117		(152)
Operating income	713		610		934
Interest income	14		18		26
Interest expense	(4)		(5)		(3)
Other (expense) income, net	2		3		2
Intercompany interest and fees	(13,362)		230		906
Income (loss) from continuing operations before income taxes	(12,637)		856		1,865
Income tax (expense) benefit	(104)		(316)		(83)
Equity loss in earnings of unconsolidated subsidiaries	(48)		(26)		(12)
Income (loss) from continuing operations	(12,789)		514		1,770
Income from discontinued operations, net of income taxes	96		791		1,031
Net income	(12,693)		1,305		2,801
Less: noncontrolling interest in subsidiaries net (loss) income	(3)		(1)		1
Net income attributable to Tyco common shareholders	(12,690)		1,306		2,800
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	477		(2,533)		5,842
Net cash provided by discontinued operating activities	172		2,044		1,937
Cash Flows From Investing Activities:
Capital expenditures	(271)		(295)		(273)
Proceeds from disposal of assets	5		4		5
Acquisition of businesses, net of cash acquired	(229)		(217)		(353)
Acquisition of dealer generated customer accounts and bulk account purchases	(19)		(23)		(32)
Divestiture of businesses, net of cash divested	17		(5)		674
(Increase) decrease in investment in subsidiaries	0		16		(72)
Net (increase) decrease in investments	(45)		41		26
Increase in restricted cash	(8)		(2)		(8)
Other	4		27		(25)
Net cash used in investing activities	(546)		(454)		(58)
Net cash used in discontinued investing activities	(109)		(1,327)		(1,103)
Cash Flows From Financing Activities:
Net repayments of debt			17		(17)
Repayments of Debt	(30)
Proceeds from exercise of share options	153		226		124
Intercompany dividend to parent	(32)				(6,349)
Repurchase of common shares by treasury	(300)		(500)		(800)
Net intercompany loan borrowings (repayments)	(18)		(304)		4,829
Increase in equity from parent	(8)		71		(4,699)
Transfer from (to) discontinued operations	64		3,113		798
Other	(30)		(25)		(8)
Net cash used in financing activities	(201)		2,598		(6,122)
Net cash used in discontinued financing activities	(93)		(495)		(865)
Effect of currency translation on cash	(11)		4		(4)
Effect of currency translation on cash related to discontinued operations			4		(2)
Net (decrease) increase in cash and cash equivalents	(311)		(159)		(375)
Net (increase) decrease in cash and cash equivalents related to discontinued operations	(30)		226		(33)
Decrease in cash and cash equivalents from deconsolidation of variable interest entity					(10)
Cash and cash equivalents at beginning of period	844		1,229		1,581
Cash and cash equivalents at end of period	563		844		1,229
Consolidating Adjustments
Statements of Operations
Equity in net (loss) income of subsidiaries	12,091		(1,978)		(5,672)
Intercompany interest and fees	(8)		(100)		(145)
Income (loss) from continuing operations before income taxes	12,083		(2,078)		(5,817)
Income (loss) from continuing operations	12,083		(2,078)		(5,817)
Income from discontinued operations, net of income taxes	8		100		145
Net income	12,091		(1,978)		(5,672)
Net income attributable to Tyco common shareholders	12,091		(1,978)		(5,672)
Cash Flows From Investing Activities:
Intercompany dividend from subsidiary	(32)		(409)		(6,356)
Net increase in intercompany loans	431		1,119		1,703
(Increase) decrease in investment in subsidiaries	(8)		272		(4,692)
Net cash used in investing activities	391		982		(9,345)
Net cash used in discontinued investing activities			11
Cash Flows From Financing Activities:
Intercompany dividend to parent	32				6,349
Net intercompany loan borrowings (repayments)	(431)		(1,119)		(1,703)
Increase in equity from parent	8		(71)		4,699
Transfer from (to) discontinued operations	0		208
Net cash used in financing activities	(391)		(982)		9,345
Net cash used in discontinued financing activities	0		197		0
Net (decrease) increase in cash and cash equivalents	0		208
Net (increase) decrease in cash and cash equivalents related to discontinued operations	$ 0		$ 208

[1]	Net revenue is attributed to individual countries based on the reporting entity that records the transaction.
[2]	Fiscal 2011 was a 53-week year. Fiscal years 2013 and 2012 were 52-week years.
[3]	Net revenue by operating segment excludes intercompany transactions.
[4]	The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,168 million, $1,162 million and $1,187 million for 2013, 2012 and 2011, respectively.